RIGHT-OF-USE ASSETS	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Right-of-use Assets
RIGHT-OF-USE ASSETS

5.	RIGHT-OF-USE ASSETS

As at April 30, 2022, the right-of-use assets are leases for the Company’s offices in Vancouver, British Columbia and McLean, Virginia, and its research and development pilot plant located in Burnaby, British Columbia. These leases terminate on March 31, 2023, February 28, 2025 and September 30, 2023, respectively. The lease for the Company’s office in Las Vegas, Nevada ended on May 31, 2021.

	Vancouver Office	Virginia Office	Nevada Office	Pilot Plant	Total
	$	$	$	$	$

Cost
Balance, October 31, 2020	59,701	–	22,856	357,949	440,506
Additions	91,237	287,847	–	–	379,084
Foreign exchange effect	5,943	4,544	1,724	26,997	39,208
Balance, October 31, 2021	156,881	292,391	24,580	384,946	858,798
Foreign exchange effect	–	(3,038)	–	(12,278)	(15,316)
Balance, April 30, 2022	156,881	289,353	24,580	372,668	843,482

Accumulated Depreciation
Balance, October 31, 2020	42,142	–	14,434	9,943	66,519
Depreciation expense	44,259	15,288	8,915	117,292	185,754
Foreign exchange effect	3,876	241	1,231	2,602	7,950
Balance, October 31, 2021	90,277	15,529	24,580	129,837	260,223
Depreciation expense	22,229	33,790	–	62,347	118,366
Foreign exchange effect	–	(162)	–	(4,766)	(4,928)
Balance, April 30, 2022	112,506	49,157	24,580	187,418	373,661

Net Book Value
Balance, October 31, 2020	17,559	–	8,422	348,006	373,987
Balance, October 31, 2021	66,604	276,862	–	255,109	598,575
Balance, April 30, 2022	44,375	240,196	–	185,250	469,821

6.	RIGHT-OF-USE ASSETS

As at October 31, 2021, the right-of-use assets are leases for the Company’s corporate offices in Vancouver, British Columbia and McLean, Virginia, and its research and development pilot plant located in Burnaby, British Columbia. These leases terminate on March 31, 2023, February 28, 2025 and September 30, 2023, respectively. The lease for the Company’s office in Las Vegas, Nevada ended on May 31, 2021.

	Vancouver Office	Virginia Office	Nevada Office	Pilot Plant	Total
	$	$	$	$	$

Cost
Balance, October 31, 2019	–	–	–	–	–
Initial adoption of ASU 2016-02	60,418	–	23,131	–	83,549
Additions	–	–	–	354,263	354,263
Foreign exchange effect	(717)	–	(275)	3,686	2,694
Balance, October 31, 2020	59,701	–	22,856	357,949	440,506
Additions	91,237	287,847	–	–	379,084
Foreign exchange effect	5,943	4,544	1,724	26,997	39,208
Balance, October 31, 2021	156,881	292,391	24,580	384,946	858,798

Accumulated Depreciation
Balance, October 31, 2019	–	–	–	–	–
Depreciation expense	41,708	–	14,286	9,841	65,835
Foreign exchange effect	434	–	148	102	684
Balance, October 31, 2020	42,142	–	14,434	9,943	66,519
Depreciation expense	44,259	15,288	8,915	117,292	185,754
Foreign exchange effect	3,876	241	1,231	2,602	7,950
Balance, October 31, 2021	90,277	15,529	24,580	129,837	260,223

Net Book Value
Balance, October 31, 2020	17,559	–	8,422	348,006	373,987
Balance, October 31, 2021	66,604	276,862	–	255,109	598,575

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated